Wells Fargo Funds Trust
Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)

            The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectuses and related Statement of Additional Information describing the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Cash Investment Money Market Fund, Government Institutional Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Money Market Trust, National Tax-Free Institutional Money Market Fund, National Tax-Free Money Market Fund, National Tax-Free Money Market Trust, Overland Express Sweep Fund, Prime Investment Institutional Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Institutional Money Market Fund, Treasury Plus Money Market Fund, and the 100% Treasury Money Market Fund of the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 40 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on August 1, 2002.

            IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 2nd day of August, 2002.

Witness:                                                                             WELLS FARGO FUNDS TRUST

By: /s/ Christine D. PaVel-Ligon                                         By: /s/ Christopher R. Bellonzi
Name: Christine D. PaVel-Ligon                                              #9; #9; #9; #9; Christopher R. Bellonzi
Title: Assistant Secretary                                                          #9; #9; #9; #9; Assistant Secretary